Summary of Significant Accounting Policies (Roll Forward of the Allowance For Doubtful Accounts) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts beginning	$ (15.6)	$ (16.2)	$ (19.9)
Bad debt expense	(10.1)	(8.5)	(3.2)
Write-offs, net of recoveries	9.5	9.1	6.9
Allowance for doubtful accounts ending	$ (16.2)	$ (15.6)	$ (16.2)